OTHER INCOME/(EXPENSES), NET	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
OTHER INCOME/(EXPENSES), NET
5.	OTHER INCOME/(EXPENSES), NET

	For the years ended December 31
	2015	2016	2017
	RMB	RMB	RMB
Guarantee income	-	9,641,685	65,935,450
Donations	-	(873,320)	(6,288,539)
Others	1,036,319	-	-
Total	1,036,319	8,768,365	59,646,911

In 2016, the Group issued debt payment guarantees and redemption guarantees in favor of Jiangxi Jinko Engineering, a related party (note 31). The guarantee liability which corresponds with the guarantee fees received is being amortized in straight line during the guarantee period by recognizing a credit to other income.